Filed pursuant to Rule 497(e) and Rule 497(k)
File Nos: 333-11283
333-111662

SunAmerica Series, Inc.

AIG Active Allocation Fund

AIG Focused Dividend Strategy Fund

AIG Multi-Asset Allocation Fund

AIG Select Dividend Growth Fund

AIG Strategic Value Fund

SunAmerica Specialty Series

AIG Focused Alpha Large-Cap Fund

AIG Focused Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2021

to the Summary Prospectus, Prospectus and

Statement of Additional Information of each Fund, each dated February 26, 2021

SunAmerica Asset Management, LLC (“SunAmerica”), the Funds’ investment adviser, and Touchstone Advisors, Inc. (“Touchstone”) announced that they have entered into a definitive agreement for Touchstone to acquire certain assets related to SunAmerica’s retail mutual fund management business (the “transaction”).

Under the terms of the agreement, subject to Fund shareholder approval, twelve of the Funds are expected to be reorganized into either existing series or newly created series of Touchstone Strategic Trust or Touchstone Funds Group Trust (collectively, the “Touchstone Funds”) (the “Reorganizations”), and subsequently will be advised by Touchstone under its sub-advised mutual fund approach. On February 8, 2021, the Boards of Directors/Trustees of the Funds unanimously approved each of the proposed Reorganizations. The proposed Reorganizations are listed below.

AIG Fund	Acquiring Touchstone Fund
SunAmerica Equity Funds
AIG International Dividend Strategy Fund	Touchstone International Equity Fund, a series of Touchstone Strategic Trust
SunAmerica Income Funds
AIG U.S. Government Securities Fund	Touchstone Active Bond Fund, a series of Touchstone Funds Group Trust
AIG Flexible Credit Fund AIG Strategic Bond Fund	Touchstone Strategic Income Opportunities Fund, a series of Touchstone Strategic Trust
SunAmerica Senior Floating Rate Fund, Inc.
AIG Senior Floating Rate Fund	Touchstone Credit Opportunities Fund, a series of Touchstone Funds Group Trust
SunAmerica Series, Inc.
AIG Active Allocation Fund AIG Multi-Asset Allocation Fund	Touchstone Balanced Fund, a series of Touchstone Strategic Trust
AIG Strategic Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
AIG Focused Dividend Strategy Fund AIG Select Dividend Growth Fund	Touchstone Dividend Equity Fund, a series of Touchstone Funds Group Trust
SunAmerica Specialty Series
AIG Focused Alpha Large-Cap Fund	Touchstone Large Cap Focused Fund, a series of Touchstone Strategic Trust
AIG Focused Growth Fund	Touchstone Sands Capital Select Growth Fund, a series of Touchstone Funds Group Trust

The Reorganizations are subject to the completion of certain conditions, including approval by the shareholders of the applicable Fund. If all conditions are satisfied and approvals obtained, the transaction and proposed Reorganizations are expected to close in the third quarter of 2021.

The foregoing disclosure is not intended to solicit a proxy from any Fund shareholder. The solicitation of proxies to effect each Reorganization will only be made by a final, effective Registration Statement on Form N-14, which includes a definitive Proxy Statement/Prospectus, after that Registration Statement is declared effective by the Securities and Exchange Commission (the “SEC”). The Registration Statement on Form N-14 has yet to be filed with the SEC. After the Registration Statement on Form N-14 is filed with the SEC, it may be amended or withdrawn and the Proxy Statement/Prospectus will not be distributed to Fund shareholders unless and until the Registration Statement on Form N-14 is declared effective by the SEC.

Fund shareholders are urged to read the Proxy Statement/Prospectus and other documents filed with the SEC carefully and in their entirety when they become available because these documents will contain important information about the proposed Reorganizations. The Proxy Statement/Prospectus will contain information with respect to the investment objectives, risks, charges and expenses of the Touchstone Funds and other important information that Fund shareholders should carefully consider.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_AAFSP 2/21 SUP1_FDSSP 2/21 SUP1_MAASP 2/21 SUP1_SDGSP 2/21 SUP1_STVSP 2/21 SUP1_ALCSP 2/21 SUP1_FGRSP 2/21

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